United States Securities and Exchange Commission
Washington, DC n 20549 Form 13F Form
13F Cover Page Report for the Quarter Ended: September 30, 2001
Institutional Investment
Manager Filing this Report: Elliott and Associates 230 Fountain Square Bloomington, IN 47404
File Number: 028-04845 The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person
Signing the report is authorized to submit it, that all Information contained herein is true, correct and complete, and That it is understood
that all required items, statements, Schedules, lists, and tables, are considered integral parts of This form. Person Signing the Report on Behalf of Reporting Manager: Name: Julie Higgins
Title: VP Phone: 812-332-5259
Signature, Place, and Date of Signing: Julie Higgins
Bloomington, Indiana October 22, 2001
Report Type: 13F Holdings Report September 30, 2001

Current                  Current
                  Description                          Symbol             CUSIP
Quantity              Price                    Value
                  ---------------------------          ---------          ------
------          ------------          ---------          ---------------

                 Abercrombie & Fitch Co.              ANF
002896207              28,000                  17.590              492,520.00
                  AES Corporation                      AES
00130H105              80,169                  12.820            1,027,766.58
                  Amdocs                               DOX
G02602103              33,900                  26.650              903,435.00
                  American Home Products               AHP
026609107              23,896                  58.250            1,391,942.00
                  AOL Time Warner, Inc.                AOL
00184A105             116,216                  33.100            3,846,749.60
                  Applied Materials, Inc.              AMAT
038222105              66,400                  28.440            1,888,416.00
                  ATT Wireless Services                AWE
001957406              77,991                  14.940            1,165,185.54
                  Banc One Corp Ohio                   ONE
06423A103              27,132                  31.470              853,844.04
                  Bank of New York                     BK
064057102              45,270                  35.000            1,584,450.00
                  BP Amoco PLD ADR                     BP
055622104             158,441.5                49.170            7,790,568.54
                  Bristol Myers Squibb Co              BMY
110122108              22,506                  55.560            1,250,433.36
                  CBL & Associates                     CBL
124830100               7,500                  27.250              204,375.00
                  Cendant Corporation                  CD
151313103              96,360.395              12.800            1,233,413.06
                  Chevron Corporation                  CHV
166751107               4,000                  84.750              339,000.00
                  Citigroup                            C
172967101              33,144.898              40.500            1,342,368.36
                  Comcast Corp CL A                    CMCSK
200300-20-0            14,800                  35.870              530,876.00
                  Conagra Incorporated                 CAG
205887102              28,500                  22.450              639,825.00
                 Danaher Corporation                  DHR
235851102              34,500                  47.180            1,627,710.00
                  Duke Realty Investments              DRE
264411505              68,907.823              23.690            1,632,426.34

                  Elan Corp PLC ADR                    ELN
284131208              85,662                  48.450            4,150,323.90
                  Electronic Data Systems              EDS
285661104              21,200                  57.580            1,220,696.00
                  Eli Lilly & Co.                      LLY
532457108              83,827.716              80.700            6,764,896.69
                  Enron Corporation                    ENE
293561106              67,050                  27.230            1,825,771.50
                  Exxon Mobile Corp.                   XOM
30231G102              51,418.64               39.400            2,025,894.42
                  Fannie Mae                           FNM
313586109              59,315.687              80.060            4,748,813.87
                  First Merit Corporation              FMER
337915102              25,485                  23.470              598,132.95
                  Flextronics International            FLEX
Y2573F102              34,100                  16.540              564,014.00
                  Freddie Mac                          FRE
313400301              50,500                  65.000            3,282,500.00
                  Gannett Company Inc.                 GCI
364730101               3,700                  60.110              222,407.00
                  Gap Inc.                             GPS
364760108              19,125                  11.950              228,543.75
                  General Electric                     GE
369604103             145,168.803              37.200            5,400,279.46
                  Gilat Satellite Networks             GILTF
M51474100              31,800                   5.250              166,950.00
                  Guidant Corporation                  GDT
401698105              25,700                  38.500              989,450.00
                  Health Management Assoc.             HMA
421933102             117,400                  20.760            2,437,224.00
                  Hugoton Royalty Trust                HGT
444717102              16,000                   9.950              159,200.00
                  Immunomedics                         IMMU
452907108              13,000                  11.970              155,610.00
                  Interpublic Group of CO              IPG
460690100              20,400                  20.400              416,160.00
                  Intl Business Machines               IBM
459200101              41,317.793              91.720            3,789,668.00
                  J.P. Morgan Chase & Co.              JPM
46625H100              67,033                  34.150            2,289,176.95
                  Kimberly-Clark Corp.                 KMB
494368103               4,100                  62.000              254,200.00
                  Kraft Foods Inc Class A              KFT
50075X104000           26,100                  34.370              897,057.00
                  Lincoln National Corp                LNC
534187109              22,400                  46.630            1,044,512.00
                  Lowe's Companies Inc.                LOW
548661107              80,208                  31.650            2,538,583.20
                  Medtronic Inc                        MDT
585055106              53,587                  43.500            2,331,034.50
                  Merck and Company Inc.               MRK
589331107              56,430                  66.600            3,758,238.00
                  Merrill Lynch                        MER
590188108              45,900                  40.600            1,863,540.00
                  MGIC Invt Corp Wis                   MTG
552848103              11,800.837              65.340              771,066.70
                  Microsoft Corporation                MSFT
594918104               7,639                  51.170              390,887.63
                  Network Associates Inc.              NETA
640938106              13,200                  12.890              170,148.00
                  Nextel Communication                 NXTL
65332V103              28,600                   8.640              247,104.00
                  Noble Affiliates Inc.                NBL
654894104               3,800                  30.990              117,762.00
                  Nokia Corporation                    NOK
654902204              74,147                  15.650            1,160,400.55
                  Nortel Networks Corp                 NT
656568102              96,550                   5.610              541,645.50
                  Old National Bancorp Ind             OLDB
680033107              10,267                  26.000              266,942.00
                  Oracle Corp                          ORCL
68389X105             180,018                  12.580            2,264,626.44
                  Pfizer Inc.                          PFE
717081103             159,551                  40.100            6,397,995.10
                  Pharmacia Corp.                      PHA
71713U102              33,071                  40.560            1,341,359.76
                  Qwest Comm. Intl. Inc.               Q
749121109              47,563                  16.700              794,302.10
                  Repsol S A ADR                       REP
76026T205              13,000                  14.560              189,280.00
                  Royal Dutch Petroleum                RD
780257804              10,611.235              50.250              533,214.58
                  SBC Communications                   SBC
78387G103              10,263.903              47.120              483,635.13
                  Simon Property Group, Inc            SPG
828806109              19,000                  26.910              511,290.00
                  Staples                              SPLS
                  Sun Microsystems Inc                 SUNW
855030102              98,175                  13.350            1,310,636.25
866810104             147,056                   8.270            1,216,153.12
                  Tellabs, Inc.                        TLAB
879664100              48,100                   9.880              475,228.00
                  Texaco Inc                           TX
881694103               3,672                  65.000              238,680.00
                  Texas Instruments                    TXN
882508104             123,380.175              24.980            3,082,036.77
                  TMP Worldwide, Inc.                  TMPW
872941109              13,400                  28.390              380,426.00
                  Tyco Internat'l LTD New              TYC
902124106              87,986                  45.500            4,003,363.00
                  United Rentals Inc.                  URI
911363109              39,600                  17.340              686,664.00
                  United Technologies Corp.            UTX
913017109              37,558                  46.500            1,746,447.00
                  Unocal Corp.                         UCL
915289102              81,300                  32.500            2,642,250.00
                  US Bancorp                           USB
7,300                  22.180              161,914.00
                  Viacom Inc. Cl B                     VIAB
925524308              67,725.8                34.500            2,336,540.10
                  Wal Mart Stores                      WMT
931142103              86,766                  49.500            4,294,917.00
                  Walt Disney Company                  DIS
254687106              36,546                  18.620              680,486.52
                  Watson Pharmaceuticals               WPI
942683103               6,700                  54.710              366,557.00
                  Weatherford International            WFT
947074100              14,400                  25.510              367,344.00
                  Wells Fargo & Co                     WFC
949746101               2,908                  44.450              129,260.60
                  Williams Companies, Inc.             WMB
969457100              47,608                  27.300            1,299,698.40
                  WorldCom Inc.                        WCOM
98155K102              70,510                  15.040            1,060,470.40
                  Zixit Corporation                    ZIXI
98974P100              53,700                   4.820              258,834.00